T. ROWE PRICE International Stock Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.4%
Common Stocks 1.4%
MercadoLibre (USD) (1) 125,808 209,961
Total Argentina (Cost $156,355) 209,961
BRAZIL 1.1%
Common Stocks 1.1%
B3  39,038,743 74,680
Raia Drogasil  9,973,588 48,967
WEG  4,006,910 35,810
Total Brazil (Cost $163,721) 159,457
CANADA 9.2%
Common Stocks 9.2%
Canadian National Railway (USD)  1,680,988 194,574
Canadian Pacific Kansas City (USD)  1,206,639 101,141
Constellation Software  68,540 216,261
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial  1,550,111 53,914
Descartes Systems Group (USD) (1) 776,383 78,919
Element Fleet Management  8,490,621 162,414
National Bank of Canada  890,066 74,447
Shopify, Class A (USD) (1) 2,052,932 125,639
Suncor Energy (USD)  5,198,615 207,529
TMX Group  4,338,843 131,864
Total Canada (Cost $1,024,880) 1,346,702
CAYMAN ISLANDS 0.5%
Convertible Preferred Stocks 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(3) 282,204 77,454
Total Cayman Islands (Cost $13,909) 77,454
CHINA 5.7%
Common Stocks 3.9%
58.com (USD) (1)(2) 3,564,710 —

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Alibaba Group Holding, ADR (USD)  1,369,323 107,971
BeiGene, ADR (USD) (1)(4) 619,030 103,118
KE Holdings, ADR (USD)  9,930,307 137,535
PDD Holdings, ADR (USD) (1) 467,305 60,231
Silergy (TWD)  2,763,000 38,200
Tencent Holdings (HKD)  2,515,500 116,081
Yum China Holdings (USD)  361,324 10,927
574,063
Common Stocks - China A Shares 1.8%
Kweichow Moutai, A Shares (CNH)  334,514 65,795
NARI Technology, A Shares (CNH)  23,496,514 78,103
Shandong Pharmaceutical Glass, A Shares (CNH)  11,716,272 39,510
Shenzhen Inovance Technology, A Shares (CNH)  12,523,251 80,810
264,218
Total China (Cost $708,650) 838,281
DENMARK 2.4%
Common Stocks 2.4%
Genmab (1) 130,167 36,769
Novo Nordisk, ADR (USD)  2,423,111 321,377
Total Denmark (Cost $222,608) 358,146
FRANCE 6.5%
Common Stocks 6.5%
Capgemini  651,324 129,303
Dassault Aviation (4) 697,752 140,481
Dassault Systemes  1,567,077 59,406
LVMH Moet Hennessy Louis Vuitton  214,375 151,212
Safran  919,296 201,963
Sartorius Stedim Biotech  591,816 118,097
Schneider Electric  91,902 22,152
Thales  783,865 124,598
Total France (Cost $692,517) 947,212
GERMANY 7.8%
Common Stocks 7.4%
Deutsche Boerse  116,706 23,898
Deutsche Telekom  10,243,770 267,951
Douglas (1) 2,325,008 48,499

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Evotec (1)(4) 5,437,456 51,235
Merck  398,580 71,215
Puma  801,872 39,792
SAP  1,076,798 227,657
Schott Pharma (4) 1,502,594 51,786
Siemens  1,061,761 194,405
Siemens Healthineers  2,169,406 116,278
1,092,716
Preferred Stocks 0.4%
Sartorius (4) 211,199 59,901
59,901
Total Germany (Cost $1,066,737) 1,152,617
HONG KONG 1.6%
Common Stocks 1.6%
AIA Group  22,643,600 151,460
Hong Kong Exchanges & Clearing  1,884,900 55,599
Sun Hung Kai Properties  3,009,500 26,058
Total Hong Kong (Cost $163,908) 233,117
INDIA 6.2%
Common Stocks 6.2%
Axis Bank  12,207,759 170,534
HDFC Bank  5,037,555 97,347
InterGlobe Aviation (1) 422,851 22,612
Kotak Mahindra Bank  5,723,928 124,003
Larsen & Toubro  2,965,950 135,447
NTPC  46,385,590 230,988
Reliance Industries  2,153,948 77,655
Varun Beverages  2,892,098 54,564
Total India (Cost $533,401) 913,150
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  220,516,000 139,633
Sarana Menara Nusantara  638,454,100 31,218
Telkom Indonesia Persero  455,033,300 80,816
Total Indonesia (Cost $152,708) 251,667

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.6%
Common Stocks 1.6%
Banca Mediolanum  7,127,206 84,146
DiaSorin (4) 904,276 98,630
Ermenegildo Zegna (USD) (4) 4,380,669 49,502
Total Italy (Cost $208,263) 232,278
JAPAN 14.0%
Common Stocks 14.0%
Calbee  4,215,400 96,763
Chugai Pharmaceutical  4,137,100 180,553
Daiichi Sankyo  3,663,400 149,202
Daikin Industries  439,400 63,716
Disco  427,000 142,787
Hikari Tsushin  433,200 81,119
Keyence  298,400 130,479
LY  18,995,500 47,525
Mitsui Fudosan  5,425,300 56,205
Murata Manufacturing  5,992,600 133,323
Nextage (4) 4,215,500 57,394
Nippon Telegraph & Telephone  10,548,800 11,242
Olympus  10,475,500 180,850
Persol Holdings  48,827,600 83,745
Recruit Holdings  2,959,600 169,713
Renesas Electronics  2,543,000 43,800
Seven & i Holdings  15,186,900 181,859
Shimadzu  2,237,000 65,979
Sony Group  1,633,300 145,068
Sumitomo Metal Mining  1,213,000 36,989
Total Japan (Cost $1,646,785) 2,058,311
LUXEMBOURG 0.5%
Common Stocks 0.5%
CVC Capital Partners (1) 3,788,779 71,223
Total Luxembourg (Cost $61,335) 71,223

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.2%
Common Stocks 0.2%
Grupo Mexico, Series B  5,870,400 32,999
Total Mexico (Cost $32,121) 32,999
NETHERLANDS 7.0%
Common Stocks 7.0%
Adyen (1) 36,639 44,818
Argenx, ADR (USD) (1) 193,900 100,027
ASML Holding  471,322 438,882
Heineken  1,404,342 124,622
ING Groep (4) 3,357,931 60,950
Prosus  7,484,913 261,098
Total Netherlands (Cost $563,363) 1,030,397
NORWAY 0.5%
Common Stocks 0.5%
Equinor, ADR (USD)  2,786,695 74,015
Total Norway (Cost $71,528) 74,015
PHILIPPINES 0.7%
Common Stocks 0.7%
SM Investments  6,224,635 97,014
Total Philippines (Cost $98,231) 97,014
PORTUGAL 1.7%
Common Stocks 1.7%
Galp Energia  6,477,571 136,200
Jeronimo Martins  6,542,201 114,309
Total Portugal (Cost $191,930) 250,509

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.7%
Common Stocks 0.7%
Saudi National Bank  9,960,216 100,642
Total Saudi Arabia (Cost $92,256) 100,642
SINGAPORE 0.4%
Common Stocks 0.4%
Sea, ADR (USD) (1) 902,913 59,321
Total Singapore (Cost $34,881) 59,321
SOUTH KOREA 2.7%
Common Stocks 2.7%
LG Chem  186,907 42,032
NAVER  439,515 56,057
Samsung Electronics  4,777,418 294,587
Total South Korea (Cost $244,183) 392,676
SPAIN 0.9%
Common Stocks 0.9%
Amadeus IT Group  2,046,563 134,788
Total Spain (Cost $100,339) 134,788
SWEDEN 2.5%
Common Stocks 2.5%
Assa Abloy, Class B  3,614,140 110,066
Essity, Class B  6,786,619 190,815
Hexagon, Class B  7,088,007 72,187
Total Sweden (Cost $286,697) 373,068
SWITZERLAND 5.9%
Common Stocks 5.9%
Alcon  1,575,204 149,147
Cie Financiere Richemont, Class A  972,515 148,339
Julius Baer Group  2,392,545 130,938

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Nestle  2,254,731 228,388
Partners Group Holding  99,767 134,291
Sonova Holding  223,496 68,510
Total Switzerland (Cost $640,286) 859,613
TAIWAN 5.5%
Common Stocks 5.5%
Taiwan Semiconductor Manufacturing  27,768,000 810,029
Total Taiwan (Cost $88,328) 810,029
UNITED KINGDOM 6.0%
Common Stocks 6.0%
AstraZeneca, ADR (USD)  2,937,086 232,470
Bridgepoint Group  14,838,224 55,934
Experian  1,957,274 92,344
Hiscox  4,545,139 74,226
London Stock Exchange Group  1,018,812 124,016
Rentokil Initial  7,684,876 46,925
Smith & Nephew  8,740,848 125,980
Unilever (EUR)  1,950,004 119,467
871,362
Convertible Preferred Stocks 0.0%
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(2)(3) 286,782 4,476
4,476
Total United Kingdom (Cost $661,110) 875,838
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)(2)
(3) 14,001 14,934
Coupang (1) 1,842,912 38,241
Linde  197,699 89,657
Mastercard, Class A  134,710 62,466
NXP Semiconductors  151,353 39,830
Waste Connections  805,721 143,233
388,361

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)(2)
(3) 826 881
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)(2)(3) 34 36
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(2)(3) 3 3
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)(3) 2 2
922
Total United States (Cost $224,054) 389,283
VIETNAM 0.2%
Common Stocks 0.2%
Asia Commercial Bank  34,546,000 35,323
Total Vietnam (Cost $36,279) 35,323
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 314,047,252 314,047
Total Short-Term Investments (Cost $314,047) 314,047
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 76,679,486 76,679
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 76,679
Total Securities Lending Collateral (Cost $76,679) 76,679
Total Investments in Securities  100.4%
(Cost $10,572,089) $ 14,755,817
Other Assets Less Liabilities (0.4)% (65,957)
Net Assets 100.0% $ 14,689,860
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE International Stock Fund

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(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $97,786 and represents 0.7% of net assets.
(4) All or a portion of this security is on loan at July 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 12,328++
Totals $ —# $ — $ 12,328+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 331,870  ¤  ¤ $ 390,726
Total $ 390,726^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12,328 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $390,726.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F37-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,547,684 $ 11,659,720 $ 14,934 $ 14,222,338
Convertible Preferred Stocks — — 82,852 82,852
Preferred Stocks — 59,901 — 59,901
Short-Term Investments 314,047 — — 314,047
Securities Lending Collateral 76,679 — — 76,679
Total $ 2,938,410 $ 11,719,621 $ 97,786 $ 14,755,817